Property, plant and equipment and Exploration and evaluation assets	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Property, plant and equipment and Exploration and evaluation assets
14. Property, plant and equipment and Exploration and evaluation assets

	Mining properties	Land and buildings	Plant and equipment	Oil and gas properties	Others	ROU assets (A)	Assets under construction	Total	Exploration and evaluation assets	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 1, 2020	233,353	139,044	864,247	1,449,286	15,733	14,150	133,011	2,848,824	136,066	2,984,890
Additions	13,011	1,601	15,121	8,813	1,318	1,082	17,248	58,194	7,003	65,197
Transfers/ Reclassification*	4,569	(1,485)	27,130	(81)	(137)	2,529	(32,634)	(109)	81	(28)
Disposals/ Adjustments	(47)	(327)	(5,438)	(69)	(391)	(25)	(2,919)	(9,216)	—	(9,216)
Acquisition through business combination (Refer Note 4(a))	2,202	1,321	—	—	—	—	20	3,543	—	3,543
Exploration cost s written off	—	—	—	—	—	—	—	—	(70)	(70)
Foreign exchange	7,316	1,151	6,932	(29,417)	341	(160)	722	(13,115)	(2,611)	(15,726)

As at March 31, 2021	260,404	141,305	907,992	1,428,532	16,864	17,576	115,448	2,888,121	140,469	3,028,590	39,918

Additions	11,765	2,046	12,754	8,373	1,263	1,155	73,309	110,665	9,641	120,306	1,586
Transfers/ Reclassification*	20,574	876	29,524	6,915	116	(6,963)	(49,596)	1,446	(1,559)	(113)	(1)
Disposals/ Adjustments	(330)	(933)	(12,191)	(116)	(210)	(433)	(2,906)	(17,119)	—	(17,119)	(227)
Exploration costs written off B	—	—	—	—	—	—	—	—	(26,181)	(26,181)	(345)
Foreign exchange	2,663	80	1,862	44,863	76	63	195	49,802	3,807	53,609	707

As at March 31, 2022	295,076	143,374	939,941	1,488,567	18,109	11,398	136,450	3,032,915	126,177	3,159,092	41,638

Accumulated depreciation, depletion, amortisation and impairment
As at April 1, 2020	166,478	34,869	291,880	1,356,795	8,949	1,056	21,926	1,881,953	118,144	2,000,097

Charge for the year	16,745	5,197	35,627	20,516	1,734	1,413	—	81,232	—	81,232
Disposals/Adjustments	—	(236)	(4,144)	(69)	(305)	—	—	(4,754)	—	(4,754)
Transfers/Reclassification*	3	—	352	—	(71)	(2)	(285)	(3)	—	(3)
Asset under construction written off c	—	—	—	—	—	—	2,440	2,440	—	2,440
Foreign exchange	3,376	755	4,377	(27,675)	254	(15)	—	(18,928)	(2,217)	(21,145)

As at March 31, 2021	186,602	40,585	328,092	1,349,567	10,561	2,452	24,081	1,941,940	115,927	2,057,867	27,124

Charge for the year	21,104	4,529	39,942	22,887	1,650	612	—	90,724	—	90,724	1,195
Disposals/Adjustments	—	(294)	(8,610)	(116)	(149)	(430)	—	(9,599)	—	(9,599)	(127)
Transfers/Reclassification*	(2)	4	559	892	(2)	(892)	(570)	(11)	—	(11)	(0)
Impairment Charge/ (reversal) B	—	—	—	(53,143)	—	—	—	(53,143)	(9,602)	(62,745)	(827)
Assets under construction/capital advances written off B	—	—	—	—	—	—	1,951	1,951	—	1,951	26
Foreign exchange	1,195	54	1,434	41,720	101	(2)	—	44,502	3,210	47,712	629

As at March 31, 2022	208,899	44,878	361,417	1,361,807	12,161	1,740	25,462	2,016,364	109,535	2,125,899	28,020

Net book value / Carrying amount
As at April 1, 2020	66,875	104,175	572,367	92,491	6,784	13,094	111,085	966,871	17,922	984,793
As at March 31, 2021	73,802	100,720	579,900	78,965	6,303	15,124	91,367	946,181	24,542	970,723
As at March 31, 2022	86,177	98,496	578,524	126,760	5,948	9,658	110,988	1,016,551	16,642	1,033,193	13,618

*	Transfers/reclassification majorly includes capitalisation of CWIP to respective class of assets.

A)	Disclosure of Right of Use (ROU) Assets as per IFRS 16 “Leases”

	Land & Building	Plant and Equipment	Total	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 1, 2020	6,811	7,339	14,150
Additions	922	160	1,082
Transfers/Reclassification	2,533	(4)	2,529
Deductions	(16)	(9)	(25)
Foreign exchange	(47)	(113)	(160)

As at March 31, 2021	10,203	7,373	17,576	232

Additions	968	187	1,155	15
Transfers/Reclassification **	(48)	(6,915)	(6,963)	(92)
Deductions	(432)	(1)	(433)	(6)
Foreign exchange	(56)	119	63	1

As at March 31, 2022	10,635	763	11,398	150

Accumulated depreciation and impairment
As at April 1, 2020	833	223	1,056
Charge for the year	622	791	1,413
Transfers/Reclassification	—	(2)	(2)
Disposals/Adjustments	—	—	—
Foreign exchange	(12)	(3)	(15)

As at March 31, 2021	1,443	1,009	2,452	32

Charge for the year	523	89	612	8
Transfers/Reclassification **	—	(892)	(892)	(12)
Disposals/Adjustments	(430)	—	(430)	(6)
Foreign exchange	(21)	19	(2)	0

As at March 31, 2022	1,515	225	1,740	22

Net book value / Carrying amount
As at April 1, 2020	5,978	7,116	13,094
As at March 31, 2021	8,760	6,364	15,124
As at March 31, 2022	9,120	538	9,658	128

**	During the current year, Company has bought back its ROU RDG Gas Bridge assets in Oil & Gas business which are consequently reclassified to Oil & Gas properties as per the contractual terms.
B)

1)	During the year ended March 31, 2022, the Group has recognized an impairment reversal of ₹ 62,745 million ($ 827 million) on its assets in the oil and gas segment comprising:
i) Impairment reversal of
₹
 61,598 million ($ 812 million) relating to Rajasthan oil and gas block “RJ CGU” mainly
 due to increase in crude price forecast. Of this,
₹
 52,121 million
(
$ 687 million) impairment reversal has been recorded against oil and gas producing facilities and
₹
 9,477 million ($ 125 million) impairment
reversal has been recorded against exploration and evaluation assets.
The recoverable amount of the Group’s share in Rajasthan Oil and Gas cash generating unit “RJ CGU” was determined to be
₹
 103,259 million ($ 1,361 million
)
as at March 31, 2022.
The recoverable amount of the RJ CGU was determined based on the fair value less costs of disposal approach, a level-3
valuation technique in the fair value hierarchy, as it more accurately reflects the recoverable amount based on the
Group’s
view of the assumptions that would be used by a market participant. This is based on the cash flows expected to be generated by the projected oil and natural gas production profiles up to the expected dates of cessation of production sharing contract (PSC)/cessation of production from each producing field based on the current estimates of reserves and risked resources. Reserves assumptions for fair value less costs of disposal tests consider all reserves that a market participant would consider when valuing the asset, which are usually broader in scope than the reserves used in a value-in-use
test. Discounted cash flow analysis used to calculate fair value less costs of disposal uses assumption for short-term oil price of US $ 86 per barrel for the next one year and tapers down to long-term nominal price of US$ 68 per barrel three years thereafter derived from a consensus of various analyst recommendations. Thereafter, these have been escalated at a rate of 2% per annum. The cash flows are discounted using the post-tax
nominal discount rate of 9.88% derived from the
post-tax
weighted average cost of capital after factoring in the risks ascribed to PSC extension including successful implementation of key growth projects. Based on the sensitivities carried out by the
Group,
change in crude price assumptions by US$ 1/bbl and changes to discount rate by 1% would lead to a change in recoverable value by
₹
 2,042 million ($ 27 million) and
₹
 3,111 million ($ 41 million)
,
respectively.
ii) Impairment reversal of
₹
 1,022

million ($

13 million) relating to
KG-ONN-2003/1
CGU mainly due to the
increase
in crude oil price forecast. The recoverable amount of the
Group’s
share in this CGU was determined to be
₹
 2,048 million ($ 27 million) based on fair value less cost of disposal approach as described in above paragraph. Discounted cash flow analysis used to calculate fair value less costs of disposal uses assumption for short-term oil price of US $ 86 per barrel for the next one year and tapers down to long-term nominal price of US $ 68 per barrel three years thereafter derived from a consensus of various analyst recommendations. Thereafter, these have been escalated at a rate of 2% per annum. The cash flows are discounted using the post-tax
nominal discount rate of 10.63%. The sensitivities around change in crude oil price and discount rate are not material to the consolidated financial statements.

2)
During the year, the Group has continued with exploration and appraisal work program in its PSC block
RJON-90/1
block and RSC blocks awarded under OALP (Open Acreage Licensing Policy). Based on the outcome of such appraisal activities, an amount of
₹
 26,181 million ($ 345 million) unsuccessful exploration cost has been charged off to the consolidated statements of profit and loss
 during the year, since the test results of these exploration wells did not indicate presence of hydrocarbons.

3)
During the year ended March 31, 2021, ESL Steel Limited conducted a detailed physical verification and evaluation of project equipment and material being carried forward as capital work-in-progress
at a carrying value of
₹
 8,107 million. An interim provision of
₹
 629 million was recognised
during
the year ended March 21, 2021, relating to certain items of capital work-in-progress,
which are no longer expected to be used. The physical verification exercise is now complete and as a result, additional provision of
₹
 459 million ($ 6 million) has been recognized during the year ended March 31, 2022.

4)
In relation to a mine in Aluminium business
,
 the
Group
had deposited
₹
 1,250 million ($ 17 million) with the Government of India. Thereafter, the
MoEFCC
and the Hon. Supreme Court declared the mining project inoperable on environmental grounds. Later, in 2017, the mining license lapsed. Thereafter, the
Group
has sent several communications to the authorities requesting a refund of the amount paid. Although several positive deliberations happened, the
Group
is yet to receive the amount. Accordingly, the deposit has been fully provided for during the current year.

5)
During the year ended March 31, 2022, the
Group
has recognised a loss of
₹
 242 million ($ 3 million) relating to certain items of capital work-in-progress
at one of its closed unit in Gujarat, which are no longer expected to be used.

6)
During the year ended March 31, 2022,
₹
 57 million ($ 1 million) was written off being the cost of land located outside the plant for which details of original owners/sellers etc., was not available and the physical possession or the registered ownership of the same as such cannot be obtained.

C )
During the year ended March 31, 2020 and March 31, 2021 the Group had recognized impairment charge of
₹
 135,031 million and
assets under construction written off
 of
₹
 2,440 million
,
respectively, comprising:

➢
During the year ended March 31, 2021, the
Group
has recognized a loss of
₹
 1,811 million relating to certain items of Assets under construction at the Aluminium operations, which are no longer expected to be used.

➢	For the year ended March 31, 2020:-

1)
Impairment charge of
₹
 127,164 million relating to Rajasthan oil and gas block (“RJ CGU”) triggered by the significant fall in the crude oil prices. Of this charge,
₹
 116,748 million impairment charge has been recorded against oil and gas producing facilities and
₹
 10,416 million impairment charge has been recorded against exploration intangible assets under development. The valuation remains dependent on price and further deterioration in long term prices may result in additional impairment.

For oil & gas assets, CGU’s identified are on the basis of a production sharing contract (PSC) level, as it is the smallest group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.
The recoverable amount of the RJ CGU,
₹
 105,109 million was determined based on the fair value less costs of disposal approach, as it more accurately reflects the recoverable amount based on our view of the assumptions that would be used by a market participant. The same was computed using a level-3
valuation technique based on the cash flows expected to be generated by the projected oil and natural gas production profiles up to the expected dates of cessation of production sharing contract (PSC)/cessation of production from each producing field based on the current estimates of reserves and risked resources. Reserves assumptions for fair value less costs of disposal tests consider all reserves that a market participant would consider when valuing the asset, which are usually broader in scope than the reserves used in a value-in-use
test. Discounted cash flow analysis used to calculate fair value less costs of disposal use assumption for short-term oil price of $ 38 per barrel for the next one year and scales up to long-term nominal price of $ 57 per barrel three years thereafter derived from a consensus of various analyst recommendations. Thereafter, these have been escalated at a rate of 2% per annum. The cash flows are discounted using the post-tax
nominal discount rate of 10.35% derived from the
post-tax
weighted average cost of capital after factoring the risks ascribed to the successful implementation of key growth projects. Additionally, in computing the recoverable value, the effects of market participant’s response on production sharing contract matters have also been appropriately considered. Based on the sensitivities carried out by the Group, change in crude price assumptions by $ 1/bbl and changes to discount rate by 1% would lead to a change in recoverable value by
₹
 3,370 million and
₹
 4,940 million, respectively.

2)
Impairment charge of
₹
 2,551
million relating to KG-ONN-2003/1 CGU mainly due to the reduction in crude oil price forecast and increase in recoverable reserves. The recoverable amount of the
CGU,
₹
 1,496 million was determined based on fair value less cost of disposal approach, a level-3
valuation technique in the fair value hierarchy as described in above paragraph. Discounted cash flow analysis used to calculate fair value less costs of disposal use assumption for oil price as described in above paragraph. The cash flows are discounted using the post-tax
nominal discount rate of 11.1% derived from the
post-tax
weighted average cost of capital. The sensitivities around change in crude price and discount rate are not material to the financial statements.

3)	Impairment charge of ₹ 5,316 million in exploration block KG-OSN-2009/3, was provided for as the Government of India approval on extension and grant of excusable delay is awaited for.

D )
During the year ended March 31, 2020, the Group has recognized impairment charge of
₹
 5,098 million on the assets of AvanStrate Inc (ASI) mainly due to the significant changes in the market and economic environment in which ASI operates leading to decrease in demand and profitability in the glass substrate business. The charge relates to ASI business in Japan, Taiwan and Korea classified in the ‘others’ segment. Given the significant interdependence of these entities on each other, these are considered as a single cash-generating unit.

The net recoverable value of assets and liabilities was assessed at
₹
 15,360 million based on the value in use approach. Based on the sensitivities carried out by the Group, decrease in volume assumptions by 1% would lead to decrease in recoverable value by
₹
 170 million and increase in discount rate by 1% would lead to a decrease in recoverable value by
₹
 480 million.

E )	Refer N ote 3(c)(I)(iii) relating to assets at copper plant where operations are suspended.

F )	Footnotes:

1.	Plant and equipment include refineries, smelters, power plants, aircrafts, ships, river fleets, railway sidings and related facilities.

2.	Others includes furniture and fixtures, office equipments and vehicles.

3.	During the year ended March 31, 2020, 2021 and 2022, interest capitalized was ₹ 10,169 million, ₹ 3,158 million, and ₹ 3,126 million ($ 41 million) , respectively.

4.	Certain property, plant and equipment are pledged as collateral against borrowings, the details related to which have been described in Note 22 on “Borrowings”.

5.
Freehold land
under
Land and buildings
includes 40 quarters at Bidhan Bagh Unit which have been occupied without authorization for which the
Group is evaluating evacuation options and the Group has filed the civil suits for the same.

6.
The 206.18 acres land transferred to BALCO by National Thermal Power Corporation Ltd. (NTPC)

in
June 20
0
2
 is yet to be registered in favour of BALCO due to
non-availability
of title deeds from NTPC. In the matter, arbitration was held where the Arbitrator passed the award in favour of BALCO but directed that transfer of title deeds of land will be effected by the Central Government with the assistance of State Government. The matter is sub-judice
before the Delhi High Court.

7.
The Division Bench of the Hon’ble High Court of Chhattisgarh has vide its order dated February 25, 2010, upheld that BALCO is in legal possession of 1,804.67 acres of Government land. Subsequent to the said order, the State Government has decided to issue the lease deed in favour of BALCO after the issue of forest land is decided by the Hon’ble Supreme Court. In the proceedings before the Hon’ble Supreme Court, pursuant to public interest litigations filed, it has been alleged that the land in possession of BALCO is being used in contravention of the Forest Conservation Act, 1980 even though the said land has been in its possession prior to the promulgation of the Forest Conservation Act, 1980 on which its Aluminium complex, allied facilities and township were constructed between 1971-76. The Central Empowered Committee of the Supreme Court has already recommended ex-post facto diversion of the forest land in possession of BALCO. BALCO has also filed two IAs (Interlocutory Application) before the Supreme Court, first challenging the order of the Tehsildar Korba whereby he rejected BALCO’S applications for eviction of illegal encroachers on BALCO’S land on the ground that land matter is subjudice before the Supreme Court and the second application whereby BALCO has challenged the state government’s action for allotment of land to illegal encroachers under the Rajiv Ashray Yojna. The matter is to be listed for hearing in due course.

8.
Freehold land under Land and Buildings includes gross block as at March 31, 2021
₹
 2,884 million and March 31, 2022
₹
 3,200 million ($ 42 million), accumulated amortization as at March 31, 2021
₹
 2,545 million and March 31, 2022
₹
 2,731 million ($ 36 million),
respectively
which is available for use during the lifetime of the Production Sharing Contract of the respective Oil and Gas blocks and title deed for the same is in the name of the licensee of the block.

9.
Property, plant and equipment and exploration and evaluation assets net block includes share of jointly owned assets with the joint venture partners of
₹
 98,412 million and
₹
 129,253 million ($ 1,704 million) as at March 31, 2021 and 2022
,
 respectively.

10.	Oil and Gas Properties includes development assets under construction of carrying value of ₹ 41,324 million and ₹ 31,978 million ($ 421 million) as at March 31, 2021 and 2022 respectively.

11.
TSPL’s assets consisting of land (including ROU land), building and plant and equipment
having net carrying values as at March 31, 2021 and 2022 of
₹
 3,942 million and
₹
 3,908 million ($ 52 million),
₹
 1,781 million and
₹
 1,646 million ($ 22 million) and
₹
 84,505 million and
₹
 80,514 million ($ 1,061 million)
,
respectively
,
have been given on operating lease (refer
N
ote 3(c)(II)(i)).

12.	Reconciliation of depreciation, depletion and amorti s ation expense:

	Year ended March 31,
	2020	2021	2022	2022
	₹ in million	₹ in million	₹ in million	US dollars in million
Depreciation, depletion and amorti s ation expense on
Property, plant and equipment	100,255	81,232	90,724	1,196
Intangible assets	821	682	703	9
As per property, plant and equipment and intangibles schedule	101,076	81,914	91,427	1,205
Less: Depreciation capitalized	—	(498)	(39)	(1)
Less: Cost allocated to joint ventures	(586)	(238)	(240)	(3)

Charged to consolidated statement of profit or loss	100,490	81,178	91,148	1,201